Goodwill and Other Intangible Assets (Details Textual) (USD $) In Millions	12 Months Ended
	Apr. 30, 2011	Apr. 30, 2010	Apr. 30, 2009
Goodwill and Other Intangible Assets (Textuals) [Abstract]
Amortization expense	$ 5	$ 5	$ 5
Expected amortization expenses, 2012	3
Don Eduardo [Member]
Indefinite-lived Intangible Assets by Major Class [Line Items]
Book value of indefinite intangible assets exceeded its fair value written down		$ 12